OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Nonvested Restricted Stock Shares Activity - shares	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Nonvested Restricted Stock Shares Activity [Abstract]
Restricted shares issued	100,000	175,000
Vested restricted shares as of March 31, 2016	0
Unvested restricted shares as of March 31, 2016	100,000
Granted	0
Vested	(75,000)